                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

                                   ----------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                       Copy to:

            Julie A. Tedesco                            Philip H. Newman, Esq.
Senior Vice President and Senior Counsel                 Goodwin Procter LLP
   State Street Bank and Trust Company                      Exchange Place
    2 Avenue De Lafayette, 6th Floor                 Boston, Massachusetts 02109
       Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3968

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1: REPORTS TO SHAREHOLDERS.

                                              STATE STREET NAVIGATOR
                                              SECURITIES LENDING PRIME PORTFOLIO
                                              SEMI-ANNUAL REPORT
                                              JUNE 30, 2007

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
JUNE 30, 2007

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June 30, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                BEGINNING          ENDING      EXPENSES PAID
                              ACCOUNT VALUE    ACCOUNT VALUE       DURING
                             JANUARY 1, 2007   JUNE 30, 2007      PERIOD *
                             ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO
   RETURN                       $1,000.00        $1,026.70         $0.25
BASED ON HYPOTHETICAL (5%
   RETURN BEFORE EXPENSES)      $1,000.00        $1,024.55         $0.25

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of June 30, 2007 was 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
JUNE 30, 2007

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*   JUNE 30, 2007
-----------------------------------------   -------------
Repurchase Agreements                           30.95%
Yankee Certificates of Deposit                  27.09%
Medium Term Notes                               20.49%
Commercial Paper                                 9.70%
Eurodollar Certificates of Deposit               4.20%
Bank Notes                                       2.31%
Certificates of Deposit                          2.14%
Time Deposits                                    1.27%
Promissory Notes                                 0.75%
U.S. Government Agency Obligations               0.66%
Other assets less liabilities                    0.44%
                                               ------
TOTAL                                          100.00%
                                               ------

*    As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*   JUNE 30, 2007
--------------------------------   -------------
A-1+                                   56.77%
Repurchase Agreements (A-1+)           30.95%
A-1                                    11.20%
F-1                                     0.64%
Other assets less liabilities           0.44%
                                      ------
TOTAL                                 100.00%
                                      ------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            COMMERCIAL PAPER -- 9.70%
            ABCP COLLATERALIZED DEBT OBLIGATIONS -- 0.86%
A-1, P-1       Davis Square Funding VI                       5.300%    07/13/2007     $  130,000,000   $   129,770,333
   , P-1       Lockhart Funding LLC (f)                      5.245%    08/10/2007        280,991,000       279,353,447
   , P-1       Lockhart Funding LLC (f)                      5.245%    08/14/2007        101,788,000       101,135,483
                                                                                                       ---------------
                                                                                                           510,259,263
                                                                                                       ---------------
            ABCP CREDIT ARBITRAGE -- 0.69%
A-1+, P-1      Grampian Funding Ltd.                         5.170%    11/07/2007        210,000,000       206,109,575
A-1, P-1       Sandlot Funding LLC                           5.280%    08/23/2007        200,000,000       198,445,333
                                                                                                       ---------------
                                                                                                           404,554,908
                                                                                                       ---------------
            ABCP HYBRID -- 0.32%
A-1, P-1       Kaiserplatz Funding Ltd.                      5.250%    08/14/2007        191,900,000       190,668,642
                                                                                                       ---------------
            ABCP RECEIVABLES AND SECURITIES -- 1.19%
A-1+, P-1      Charta LLC                                    5.260%    08/23/2007        200,000,000       198,451,222
A-1, P-1       Valcour Bay Capital                           5.310%    09/05/2007        506,791,000       501,857,390
                                                                                                       ---------------
                                                                                                           700,308,612
                                                                                                       ---------------
            ABCP SINGLE SELLER -- 1.29%
A-1+, P-1      BA Credit Card (Emerald Notes)                5.245%    08/15/2007        166,252,000       165,162,010
A-1+, P-1      BA Credit Card (Emerald Notes)                5.240%    07/31/2007        169,852,000       169,110,313
A-1+, P-1      Citibank Credit Card (Dakota Notes)           5.250%    07/09/2007        250,000,000       249,708,333
A-1, P-1       Park Granada LLC                              5.260%    07/06/2007        175,000,000       174,872,153
                                                                                                       ---------------
                                                                                                           758,852,809
                                                                                                       ---------------
            BANK DOMESTIC -- 1.05%
A-1+, P-1      Bank of America Corp.                         5.170%    07/05/2007        125,000,000       124,928,194
A-1+, P-1      Bank of America Corp.                         5.191%    09/21/2007        100,000,000        98,817,606
A-1+, P-1      Bank of America Corp.                         5.195%    08/06/2007        400,000,000       397,922,000
                                                                                                       ---------------
                                                                                                           621,667,800
                                                                                                       ---------------
            BANK FOREIGN -- 1.94%
A-1+, P-1      Danske Corp.                                  5.128%    10/23/2007         75,000,000        73,782,100
A-1+, P-1      Macquarie Bank Ltd. (a) (b)                   5.300%    08/10/2007        125,000,000       124,998,055
A-1+, P-1      Macquarie Bank Ltd. (a) (b)                   5.340%    07/23/2007        250,000,000       250,000,000
A-1+, P-1      Macquarie Bank Ltd. (a)                       5.215%    08/10/2007        200,000,000       198,841,111
A-1+, P-1      Skandinaviska Enskilda Banken AG (a) (b)      5.290%    07/24/2007        500,000,000       499,971,950
                                                                                                       ---------------
                                                                                                         1,147,593,216
                                                                                                       ---------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 2.36%
A-1+, P-1      General Electric Capital Corp.                5.140%    10/23/2007        225,000,000       221,466,250
A-1+, P-1      General Electric Capital Corp.                5.185%    08/14/2007        200,000,000       198,732,555
A-1+, P-1      General Electric Capital Corp.                5.175%    03/07/2008        300,000,000       289,218,750
A-1+, P-1      General Electric Capital Corp.                5.190%    11/28/2007        700,000,000       684,862,500
                                                                                                       ---------------
                                                                                                         1,394,280,055
                                                                                                       ---------------
             TOTAL COMMERCIAL PAPER                                                                      5,728,185,305
                                                                                                       ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            CERTIFICATES OF DEPOSIT -- 2.14%
            BANK DOMESTIC -- 2.14%
A-1+, P-1      Citibank New York NA                          5.310%    08/29/2007     $  120,000,000   $   120,000,000
A-1+, P-1      Citibank New York NA                          5.305%    08/20/2007        745,000,000       745,000,000
A-1, P-1       First Tennessee Bank National
                  Association                                5.300%    08/15/2007        300,000,000       300,000,000
A-1, P-1       Washington Mutual (a)                         5.336%    08/24/2007        100,000,000       100,000,000
                                                                                                       ---------------
            TOTAL CERTIFICATES OF DEPOSIT                                                                1,265,000,000
                                                                                                       ---------------
            YANKEE CERTIFICATES OF DEPOSIT -- 27.09%
            BANK FOREIGN -- 27.09%
A-1+, P-1      Banco Bilbao Vizcaya                          5.305%    07/20/2007        300,000,000       300,000,781
A-1+, P-1      Banco Bilbao Vizcaya                          5.395%    06/09/2008        185,000,000       185,000,000
A-1+, P-1      Banco Bilbao Vizcaya                          5.340%    08/09/2007        530,000,000       530,000,000
A-1+, P-1      Banco Bilbao Vizcaya                          5.345%    08/07/2007        850,000,000       850,004,254
A-1+, P-1      Bank of Ireland                               5.340%    08/09/2007        500,000,000       500,000,000
A-1+, P-1      Barclays Bank Plc                             5.375%    06/02/2008        500,000,000       500,000,000
A-1+, P-1      Barclays Bank Plc (a)                         5.280%    07/03/2007         85,000,000        84,995,615
A-1+, P-1      Barclays Bank Plc                             5.355%    01/22/2008        200,000,000       200,000,000
A-1+, P-1      Barclays Bank Plc                             5.365%    01/28/2008        500,000,000       500,000,000
A-1+, P-1      BNP Paribas NY Branch                         5.350%    12/13/2007        190,000,000       190,000,000
A-1+, P-1      BNP Paribas NY Branch                         5.350%    12/14/2007        510,000,000       510,000,000
A-1+, P-1      BNP Paribas NY Branch                         5.345%    12/10/2007        255,000,000       255,000,000
A-1+, P-1      BNP Paribas NY Branch                         5.310%    11/13/2007        350,000,000       350,000,000
A-1+, P-1      Calyon NY (a)                                 5.260%    07/02/2007        483,500,000       483,499,601
A-1+, P-1      Canadian Imperial Bank of Commerce            5.375%    10/26/2007        116,050,000       116,060,457
A-1+, P-1      Credit Agricole NY                            5.260%    08/28/2007        350,000,000       350,000,000
A-1+, P-1      Credit Suisse First Boston                    5.350%    12/12/2007        750,000,000       750,000,000
A-1+, P-1      Deutsche Bank (a)                             5.400%    07/02/2007        175,000,000       174,969,179
A-1+, P-1      Deutsche Bank                                 5.300%    10/15/2007      1,000,000,000     1,000,000,000
A-1+, P-1      Dexia Bank                                    5.370%    10/26/2007        198,200,000       198,266,179
A-1+, P-1      Dexia Bank (a)                                5.278%    07/25/2007        350,000,000       349,974,497
A-1+, P-1      Fortis Bank                                   5.405%    03/17/2008        150,000,000       150,005,201
A-1+, P-1      HBOS Treasury Service                         5.330%    02/29/2008        500,000,000       500,000,000
A-1+, P-1      HBOS Treasury Service                         5.170%    12/20/2007        119,500,000       119,388,267
A-1+, P-1      HBOS Treasury Service                         5.420%    06/16/2008         52,000,000        51,985,593
A-1, P-1       HSH Nordbank AG                               5.280%    07/09/2007        250,000,000       250,000,000
A-1+, P-1      HSH Nordbank AG                               5.365%    10/29/2007        250,000,000       250,000,000
A-1+, P-1      HSH Nordbank AG                               5.349%    08/06/2007        500,000,000       499,999,392
A-1+, P-1      Landesbank Baden                              5.340%    11/13/2007        125,000,000       125,000,000
A-1+, P-1      Royal Bank of Canada (a)                      5.290%    07/02/2007      1,200,000,000     1,199,935,452
A-1+, P-1      Royal Bank of Canada (a)                      5.290%    10/02/2007        200,000,000       199,988,728

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
A-1+, P-1      Royal Bank of Canada (a)                      5.265%    07/03/2007     $  590,000,000   $   589,999,195
A-1+, P-1      Societe Generale                              5.300%    10/22/2007        225,000,000       225,000,000
A-1+, P-1      Svenska Handelsbanken                         5.300%    08/16/2007        895,000,000       895,000,000
A-1+, P-1      Toronto Dominion Bank                         5.440%    08/10/2007        200,000,000       200,024,004
A-1+, P-1      UBS AG Stamford                               5.300%    08/14/2007        785,000,000       785,000,000
A-1+, P-1      UniCredito Italiano SpA                       5.300%    11/16/2007        500,000,000       499,990,670
A-1, P-1       UniCredito Italiano SpA                       5.285%    07/06/2007        300,000,000       300,000,000
A-1+, P-1      UniCredito Italiano SpA                       5.350%    08/13/2007        775,000,000       775,000,000
                                                                                                       ---------------
            TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                        15,994,087,065
                                                                                                       ---------------
            EURODOLLAR CERTIFICATES OF DEPOSIT -- 4.20%
            BANK FOREIGN -- 4.20%
A-1+, P-1      Credit Agricole SA                            5.300%    10/24/2007        200,000,000       199,999,515
A-1+, P-1      Credit Agricole SA                            5.310%    10/12/2007        182,000,000       181,997,217
A-1+, P-1      Deutsche Bank                                 5.300%    10/29/2007        600,000,000       600,000,000
A-1+, P-1      Societe Generale                              5.300%    08/03/2007      1,500,000,000     1,500,000,000
                                                                                                       ---------------
            TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                     2,481,996,732
                                                                                                       ---------------
            BANK NOTES -- 2.31%
            BANK DOMESTIC -- 2.31%
A-1+, P-1      Bank of America Corp. (a)                     5.425%    07/02/2007        500,000,000       500,000,000
A-1+, P-1      Bank of America Corp.                         5.320%    08/29/2007        865,000,000       865,000,000
                                                                                                       ---------------
            TOTAL BANK NOTES                                                                             1,365,000,000
                                                                                                       ---------------
            MEDIUM TERM NOTES -- 20.49%
            BANK DOMESTIC -- 4.25%
A-1, P-1       First Tennessee Bank National
                  Association (a) (b)                        5.330%    07/17/2007        147,000,000       147,000,000
A-1+, P-1      J P Morgan Chase & Co. (a)                    5.290%    07/02/2007        740,000,000       740,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                       5.310%    07/03/2007        500,000,000       500,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                       5.280%    07/18/2007      1,125,000,000     1,125,000,000
                                                                                                       ---------------
                                                                                                         2,512,000,000
                                                                                                       ---------------
            BANK FOREIGN -- 13.93%
A-1, P-1       Alliance & Leicester Plc (a) (b)              5.330%    07/09/2007        245,000,000       245,000,000
A-1, P-1       Alliance & Leicester Plc (a) (b)              5.320%    07/31/2007        465,000,000       465,000,000
A-1+, P-1      Allied Irish Banks (a) (b)                    5.300%    07/19/2007        300,000,000       300,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)             5.320%    07/09/2007        270,000,000       270,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)             5.340%    07/23/2007        220,000,000       220,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)           5.320%    07/20/2007        430,000,000       430,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)           5.300%    07/19/2007        125,000,000       125,000,000
A-1+, P-1      Banque Federative du Credit Mutuel (a) (b)    5.320%    07/13/2007        480,000,000       480,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            MEDIUM TERM NOTES -- (CONTINUED)
A-1+, P-1      BNP Paribas SA (a) (b)                        5.310%    07/26/2007     $  260,000,000   $   260,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                        5.350%    08/20/2007        200,000,000       200,000,000
A-1+, P-1      Caja De Ahorros (a)                           5.360%    07/19/2007        310,000,000       310,000,000
A-1, P-1       CAM US Finance SA (a) (b)                     5.360%    07/03/2007        125,000,000       125,000,000
A-1+, P-1      Commonwealth Bank Australia (a) (b)           5.320%    07/24/2007        220,000,000       220,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)                 5.390%    07/02/2007        200,000,000       200,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)                 5.310%    07/09/2007        475,000,000       475,000,000
A-1+, P-1      HSH Nordbank AG (a) (b)                       5.330%    07/23/2007        150,000,000       150,000,000
A-1+, P-1      Lloyds Tsb Group Plc (a) (b)                  5.320%    09/06/2007        738,000,000       738,000,000
A-1+, P-1      National Australia Bank Ltd. (a) (b)          5.310%    07/09/2007        415,000,000       415,000,000
A-1, P-1       Nationwide Building Society (a) (b)           5.370%    07/09/2007        385,000,000       385,000,000
A-1, P-1       Nordea Bank Finland Plc (a) (b)               5.330%    07/11/2007        575,200,000       575,205,934
A-1, P-1       Nordea Bank Finland Plc (a) (b)               5.310%    07/09/2007        195,000,000       194,994,366
A-1, P-1       Northern Rock Plc (a) (b)                     5.380%    07/03/2007        330,000,000       330,000,000
A-1, P-1       Northern Rock Plc (a) (b)                     5.340%    07/05/2007        230,000,000       230,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)                 5.290%    07/23/2007        100,000,000       100,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)                 5.290%    07/13/2007        180,000,000       180,000,000
A-1, P-1       UniCredito Italiano Bank (Ireland) PLC
                  (a) (b)                                    5.340%    07/16/2007        175,000,000       175,000,000
A-1+, P-1      Westpac Banking (a) (b)                       5.310%    07/16/2007        300,000,000       300,000,000
A-1, P-1       Westpac Banking (a) (b)                       5.300%    07/06/2007        125,000,000       125,000,000
                                                                                                       ---------------
                                                                                                         8,223,200,300
                                                                                                       ---------------
            BROKERAGE -- 1.02%
A-1, P-1       Merrill Lynch & Co., Inc. (a)                 5.400%    07/03/2007        305,000,000       305,000,000
A-1, P-1       Morgan Stanley (a)                            5.380%    07/16/2007        300,000,000       300,000,000
                                                                                                       ---------------
                                                                                                           605,000,000
                                                                                                       ---------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 0.57%
A-1+, P-1      American Express Credit Corp. (a)             5.320%    07/20/2007        240,000,000       240,000,000
A-1+, P-1      General Electric Capital Corp. (a)            5.280%    07/24/2007         95,000,000        95,000,000
                                                                                                       ---------------
                                                                                                           335,000,000
                                                                                                       ---------------
            TECHNOLOGY -- 0.72%
A-1, P-1       International Business Machines Corp.
                  (a) (b)                                    5.280%    07/03/2007        425,000,000       425,000,000
                                                                                                       ---------------
            TOTAL MEDIUM TERM NOTES                                                                     12,100,200,300
                                                                                                       ---------------
            PROMISSORY NOTES -- 0.75%
            BROKERAGE -- 0.75%
A-1, P-1       Goldman Sachs Promissory Note (a) (c)         5.440%    07/02/2007        340,000,000       340,000,000
A-1, P-1       Goldman Sachs Promissory Note (a) (c)         5.490%    07/02/2007        100,000,000       100,000,000
                                                                                                       ---------------
            TOTAL PROMISSORY NOTES                                                                         440,000,000
                                                                                                       ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            TIME DEPOSITS -- 1.27%
            BANK DOMESTIC -- 1.27%
A-1+, P-1      Regions Bank                                  5.281%    07/02/2007     $  450,000,000   $   450,000,000
A-1+, P-1      U.S. Bank                                     5.250%    07/02/2007        300,000,000       300,000,000
                                                                                                       ---------------
            TOTAL TIME DEPOSITS                                                                            750,000,000
                                                                                                       ---------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.66%
A-1+, P-1      Federal Home Loan Mortgage Corp.              5.045%    11/30/2007        100,000,000        97,869,889
A-1+, P-1      Federal National Mortgage Association         5.040%    03/27/2008        300,000,000       288,660,000
                                                                                                       ---------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       386,529,889
                                                                                                       ---------------
            REPURCHASE AGREEMENTS -- 30.95%
A-1+, P-1      ABN AMRO Tri Party, 5.425% dated
                  6/29/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 0.000%-9.125% due
                  1/15/08-12/1/45 valued at
                  $255,000,001); proceeds $250,113,021       5.425%    07/02/2007        250,000,000       250,000,000
A-1+, P-1      Banc of America Tri Party, 5.350%
                  dated 6/29/07 (collateralized by
                  U.S. Government Obligation,
                  5.000% due 5/1/35 valued at
                  $39,780,001); proceeds $39,017,388         5.350%    07/02/2007         39,000,000        39,000,000
A-1+, P-1      Banc of America Tri Party, 5.425%
                  dated 6/26/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 5.750%-8.375% due
                  2/15/10-10/1/30 valued at
                  $691,560,000); proceeds $678,613,025       5.425%    07/02/2007(e)     678,000,000       678,000,000
A-1+, P-1      Barclays Tri Party, 5.415% dated
                  6/26/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 4.000%-8.963% due
                  11/30/07-10/29/49 valued at
                  $433,500,001); proceeds $425,383,563       5.415%    07/02/2007(e)     425,000,000       425,000,000
A-1+, P-1   Barclays Tri Party, 5.415% dated
                  6/25/07 (collateralized by Asset
                  Backed Securities, 0.000% due
                  12/08/45 valued at $357,000,001);
                  proceeds $350,368,521                      5.415%    07/02/2007(e)     350,000,000       350,000,000
A-1+, P-1      Bear Stearns Tri Party, 5.425%
                  dated 6/29/07 (collateralized by
                  various Mortgage Backed and Asset
                  Backed Securities, 0.000%-9.398%
                  due 6/25/18-1/25/47 valued at
                  $663,000,671); proceeds $650,293,854       5.425%    07/02/2007        650,000,000       650,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
A-1+, P-1      BNP Paribas Tri Party, 5.425% dated
                  6/29/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 4.000%-9.000% due
                  5/15/08-12/15/65 valued at
                  $622,200,001); proceeds $610,275,771       5.425%    07/02/2007     $  610,000,000   $   610,000,000
A-1+, P-1      Countrywide Funding Tri Party,
                  5.380% dated 6/29/07
                  (collateralized by various U.S.
                  Government Obligations,
                  6.000%-6.500% due 7/1/37 valued
                  at $102,000,001); proceeds
                  $100,044,833                               5.380%    07/02/2007        100,000,000       100,000,000
A-1+, P-1      Credit Suisse First Boston Tri
                  Party, 5.455% dated 6/29/07
                  (collateralized by various Asset
                  Backed Securities and Corporate
                  High Yield Bonds, 0.000%-10.009%
                  due 9/28/07-11/25/52 valued at
                  $396,937,206); proceeds $385,175,015       5.455%    07/02/2007        385,000,000       385,000,000
A-1+, P-1      Credit Suisse First Boston Tri
                  Party, 5.445% dated 2/6/07
                  (collateralized by various Equity
                  Securities, valued at
                  $810,122,745); proceeds $827,919,675       5.455%    07/02/2007(e)     810,000,000       810,000,000
A-1+, P-1      Credit Suisse First Boston Tri
                  Party, 5.425% dated 6/29/07
                  (collateralized by various
                  Corporate High Yield Bonds,
                  6.125%-9.473% due 12/15/07-5/1/30
                  valued at $183,751,322); proceeds
                  $175,079,115                               5.425%    07/02/2007        175,000,000       175,000,000
A-1+, P-1      Credit Suisse First Boston Tri
                  Party, 5.250% dated 6/29/07
                  (collateralized by various U.S.
                  Government Obligation,
                  4.000%-7.500% due 12/1/10-6/1/37
                  valued at $476,392,788); proceeds
                  $467,255,335                               5.250%    07/02/2007        467,051,000       467,051,000
A-1+, P-1      Deutsche Tri Party, 5.330% dated
                  5/2/07 (collateralized by various
                  Equity Securities, valued at
                  $420,000,001); proceeds
                  $403,612,556                               5.330%    07/02/2007(d)     400,000,000       400,000,000
A-1+, P-1      Deutsche Tri Party, 5.445% dated
                  6/29/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 2.000%-6.000% due
                  7/20/07-3/15/37 valued at
                  $262,500,391); proceeds
                  $250,113,438                               5.445%    07/02/2007        250,000,000       250,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
A-1+, P-1      Deutsche Tri Party, 5.430% dated
                  6/29/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 2.000%-6.000% due
                  7/20/07-3/15/37 valued at
                  $262,500,391); proceeds
                  $250,113,125                               5.430%    07/02/2007     $  250,000,000   $   250,000,000
A-1+, P-1      Dresdner Bank Tri Party, 5.425%
                  dated 4/4/07 (collateralized by
                  various Asset Backed Securities
                  and Corporate Investment Grade
                  Bonds, 3.820%-7.350% due
                  1/15/09-10/25/36 valued at
                  $78,566,415); proceeds $76,005,885         5.425%    07/02/2007(e)      75,000,000        75,000,000
A-1+, P-1      Dresdner Bank Tri Party, 5.435%
                  dated 3/22/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 4.880%-8.875% due
                  3/15/08-3/1/37 valued at
                  $103,090,014); proceeds
                  $101,539,917                               5.435%    07/02/2007(e)     100,000,000       100,000,000
A-1+, P-1      Dresdner Bank Tri Party, 5.425%
                  dated 5/25/07 (collateralized by
                  various Asset Backed Securities
                  and Corporate Investment Grade
                  Bonds, 3.820%-7.350% due
                  1/15/09-10/25/36 valued at
                  $104,755,219); proceeds
                  $100,572,639                               5.425%    07/02/2007(e)     100,000,000       100,000,000
A-1+, P-1      Dresdner Bank Tri Party, 5.425%
                  dated 6/29/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 0.000%-8.875% due
                  3/15/08-3/1/37 valued at
                  $515,656,974); proceeds
                  $500,226,042                               5.425%    07/02/2007(e)     500,000,000       500,000,000
A-1+, P-1      Fortis Securities Bank SA Tri
                  Party, 5.425% dated 6/26/07
                  (collateralized by various Asset
                  Backed Securities, 0.000%-5.271%
                  due 9/6/42-12/3/51 valued at
                  $453,900,000); proceeds
                  $445,402,354                               5.425%    07/02/2007(e)     445,000,000       445,000,000
A-1+, P-1      Fortis Securities, Inc. Tri Party,
                  5.425% dated 2/22/07
                  (collateralized by various
                  Mortgage Backed and Asset Backed
                  Securities, 0.000% due
                  10/25/12-5/25/47 valued at
                  $510,182,001); proceeds
                  $509,795,139                               5.425%    07/02/2007(e)     500,000,000       500,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
A-1+, P-1      Fortis Securities, Inc. Tri Party,
                  5.425% dated 4/25/07
                  (collateralized by various Asset
                  Backed Securities, 0.000%-5.271%
                  due 9/6/42-12/3/51 valued at
                  $153,000,000); proceeds
                  $151,537,083                               5.425%    07/02/2007(e)  $  150,000,000   $   150,000,000
A-1+, P-1      Goldman Sachs Tri Party, 5.425%
                  dated 6/26/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds and Asset Backed
                  Securities, 0.000%-6.625% due
                  7/15/12-7/28/37 valued at
                  $51,000,001); proceeds $50,045,208         5.425%    07/02/2007(e)      50,000,000        50,000,000
A-1+, P-1      Goldman Sachs Tri Party, 5.475%
                  dated 12/27/05 (collateralized by
                  various Corporate High Yield
                  Bonds, 2.125%-5.000% due
                  11/15/25-1/1/49 valued at
                  $262,500,547); proceeds
                  $270,987,500                               5.475%    07/02/2007(e)     250,000,000       250,000,000
A-1+, P-1      Goldman Sachs Tri Party, 5.495%
                  dated 6/26/07 (collateralized by
                  various Mortgage Backed
                  Securities, 0.000% due
                  4/16/14-8/6/46 valued at
                  $136,500,000); proceeds
                  $130,119,058                               5.495%    07/02/2007(e)     130,000,000       130,000,000
A-1+, P-1      Goldman Sachs Tri Party, 5.380%
                  dated 6/29/07 (collateralized by
                  various Commercial Papers, 0.000%
                  due 7/10/07-9/27/07 valued at
                  $494,700,001); proceeds
                  $485,217,442                               5.380%    07/02/2007        485,000,000       485,000,000
A-1+, P-1      Goldman Sachs Tri Party, 5.425%
                  dated 6/26/07 (collateralized by
                  various Municipal Bonds,
                  0.000%-5.250% due 1/1/16-6/1/37
                  valued at $153,000,000); proceeds
                  $150,135,625                               5.425%    07/02/2007(e)     150,000,000       150,000,000
A-1+, P-1      Greenwich Capital Markets Tri
                  Party, 5.435% dated 6/22/07
                  (collateralized by U.S.
                  Government Obligations,
                  3.000%-7.000% due 8/1/08-7/1/37
                  valued at $1,122,003,753);
                  proceeds $1,101,660,694                    5.435%    07/02/2007(e)   1,100,000,000     1,100,000,000
A-1+, P-1      HSBC Tri Party, 5.390% dated
                  6/29/07 (collateralized by
                  various U.S. Government
                  Obligations, 5.000%-7.500% due
                  1/25/31-4/25/37 valued at
                  $459,003,926); proceeds
                  $450,202,125                               5.390%    07/02/2007        450,000,000       450,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
A-1+, P-1      HSBC Tri Party, 5.425% dated 5/8/07
                  (collateralized by various Asset
                  Backed Securities, 0.000%-7.320%
                  due 10/29/08-9/25/46 valued at
                  $683,403,045); proceeds
                  $675,553,090                               5.425%    07/02/2007(e)  $  670,000,000   $   670,000,000
A-1+, P-1      HSBC Tri Party, 5.425% dated
                   6/15/07 (collateralized by
                  various Asset Backed Securities,
                  0.000%-7.320% due
                  10/29/08-9/25/46 valued at
                  $306,001,364); proceeds
                  $300,768,542                               5.425%    07/02/2007(e)     300,000,000       300,000,000
A-1+, P-1      ING Tri Party, 5.415% dated 2/15/07
                  (collateralized by various
                  Mortgage Backed Securities,
                  0.000%-7.000% due
                  10/25/32-10/12/52 valued at
                  $1,020,001,872); proceeds
                  $1,020,607,083                             5.415%    07/02/2007(e)   1,000,000,000     1,000,000,000
A-1+, P-1      Lehman Tri Party, 5.455% dated
                  4/20/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 5.000%-10.000% due
                  11/1/08-11/1/66 valued at
                  $255,001,436); proceeds
                  $254,773,125                               5.455%    08/24/2007(d)     250,000,000       250,000,000
A-1+, P-1      Lehman Tri Party, 5.485% dated
                  4/12/07 (collateralized by
                  various Equity Securities, valued
                  at $1,218,067,202); proceeds
                  $1,182,445,839                             5.485%    08/17/2007(d)   1,160,000,000     1,160,000,000
A-1+, P-1      Lehman Tri Party, 5.495% dated
                  4/21/07 (collateralized by
                  various Corporate High Yield
                  Bonds, 0.000%-10.250% due
                  7/15/07-11/1/46 valued at
                  $125,088,756); proceeds
                  $121,318,800                               5.495%    07/02/2007(e)     120,000,000       120,000,000
A-1+, P-1      Lehman Tri Party, 5.495% dated
                  6/13/07 (collateralized by
                  various Corporate High Yield
                  Bonds, 6.500%-12.375% due
                  6/15/10-5/15/50 valued at
                  $236,252,841); proceeds
                  $225,652,531                               5.495%    07/02/2007(e)     225,000,000       225,000,000
A-1+, P-1      Merrill Lynch Tri Party, 5.390%
                  dated 6/29/07 (collateralized by
                  various Asset Backed Securities,
                  0.000%-5.932% due 3/26/13-8/13/50
                  valued at $510,002,914); proceeds
                  $500,224,583                               5.390%    07/02/2007        500,000,000       500,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
A-1+, P-1      Merrill Lynch Tri Party, 5.390%
                  dated 6/29/07 (collateralized by
                  various Asset Backed Securities,
                  0.000%-7.000% due 1/25/08-2/13/47
                  valued at $613,134,749); proceeds
                  $600,269,500                               5.390%    07/02/2007     $  600,000,000   $   600,000,000
A-1+, P-1      Merrill Lynch Tri Party, 5.505%
                  dated 6/15/07 (collateralized by
                  various Equity Securities, valued
                  at $525,024,351); proceeds
                  $502,370,208                               5.505%    07/16/2007(d)     500,000,000       500,000,000
A-1+, P-1      Merrill Lynch Tri Party, 5.475%
                  dated 6/15/07 (collateralized by
                  various Corporate High Yield
                  Bonds, 0.000%-8.550%, due
                  11/20/07-12/29/49 valued at
                  $513,328,374); proceeds
                  $502,357,292                               5.475%    07/16/2007(d)     500,000,000       500,000,000
A-1+, P-1      Morgan Stanley Tri Party, 5.475%
                  dated 5/30/07 (collateralized by
                  various Equity Securities, valued
                  at $52,490,529); proceeds
                  $50,250,938                                5.475%    07/02/2007(e)      50,000,000        50,000,000
A-1+, P-1      Morgan Stanley Tri Party, 5.500%
                  dated 4/12/05 (collateralized by
                  various Mortgage Backed
                  Securities, 0.000% due
                  8/25/07-10/15/48 valued at
                  $204,568,156); proceeds
                  $224,780,556                               5.500%    07/02/2007(e)     200,000,000       200,000,000
A-1+, P-1      Morgan Stanley Tri Party, 5.425%
                  dated 6/29/07 (collateralized by
                  various Mortgage Backed
                  Securities, 0.000% due
                  8/25/07-10/15/48 valued at
                  $485,849,371); proceeds
                  $475,214,740                               5.425%    07/02/2007        475,000,000       475,000,000
A-1+, P-1      Salomon Smith Barney Tri Party,
                  5.425% dated 6/29/07
                  (collateralized by various
                  Mortgage Backed Securities and
                  Corporate Investment Grade Bonds,
                  0.000%-9.375% due 2/15/08-3/23/45
                  valued at $513,843,027); proceeds
                  $500,226,042                               5.425%    07/02/2007        500,000,000       500,000,000
A-1+, P-1      Salomon Smith Barney Tri Party,
                  5.435% dated 6/26/07
                  (collateralized by various
                  Corporate Investment Grade Bonds,
                  0.000%-9.025% due
                  11/16/07-11/14/51 valued at
                  $510,000,000); proceeds
                  $500,452,917                               5.435%    07/02/2007(e)     500,000,000       500,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

            NAME OF ISSUER                                  INTEREST    MATURITY        PRINCIPAL         AMORTIZED
RATING*     AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
---------   ------------------                              --------   ----------     --------------   ---------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
A-1+, P-1      Salomon Smith Barney Tri Party,
                  5.475% dated 3/22/07
                  (collateralized by various
                  Corporate High Yield Bonds,
                  0.000%-8.125% due 6/15/10-5/15/17
                  valued at $105,000,001); proceeds
                  $101,551,250                               5.475%    07/02/2007(e)  $  100,000,000   $   100,000,000
A-1+, P-1      Wachovia Capital Markets Tri Party,
                  5.445% dated 5/22/06
                  (collateralized by various Asset
                  Backed Securities, 0.000% due
                  2/4/08-2/1/41 valued at
                  $306,000,001); proceeds
                  $318,422,250                               5.445%    07/02/2007(e)     300,000,000       300,000,000
                                                                                                       ---------------
            TOTAL REPURCHASE AGREEMENTS                                                                 18,274,051,000
                                                                                                       ---------------
            TOTAL INVESTMENTS -- 99.56%                                                                $58,785,050,291
            OTHER ASSETS LESS LIABILITIES -- 0.44%                                                         262,060,333
                                                                                                       ---------------
            NET ASSETS -- 100.00%                                                                      $59,047,110,624
                                                                                                       ===============

*    Standard & Poor's, Moody's rating

(a) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2007. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 15.85% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.75% of net assets as of June 30, 2007, are considered illiquid and restricted (see table below for more information).

                                                               ACQUISITION                    AMORTIZED
                                                                  COST                        COST VALUE
                                                               PERCENTAGE                     PERCENTAGE
                                                                OF FUND'S                     OF FUND'S
                                                              NET ASSETS AS                 NET ASSETS AS
                                 ACQUISITION   ACQUISITION   OF ACQUISITION    AMORTIZED     OF JUNE 30,
RESTRICTED SECURITIES                DATE          COST           DATE         COST VALUE        2007
---------------------            -----------   -----------   --------------   -----------   -------------
Goldman Sachs Promissory Note,
   5.440%, due 08/13/07           8/11/2006    340,000,000        0.64        340,000,000        0.58
Goldman Sachs Promissory Note,
   5.490%, due 07/17/08           6/15/2007    100,000,000        0.16        100,000,000        0.17

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at June 30, 2007.

(f)  Fitch rating is F-1. Standard & Poor's did not rate the security.

+    See Note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost .................   $40,510,999,291
Repurchase agreements ........................................    18,274,051,000
                                                                 ---------------
Total Investments ............................................    58,785,050,291
Interest receivable ..........................................       281,455,517
Prepaid insurance and other assets ...........................           283,826
Cash .........................................................               273
                                                                 ---------------
   Total Assets ..............................................    59,066,789,907
                                                                 ---------------
LIABILITIES:
Dividend payable .............................................        17,346,475
Advisory fee payable .........................................           866,793
Administration fee payable ...................................           366,211
Custodian fee payable ........................................           153,503
Default insurance policy fee .................................           862,480
Audit fee payable ............................................            15,166
Legal fee payable ............................................            23,861
Transfer agent fee payable ...................................            40,798
Other accrued expenses and liabilities .......................             3,996
                                                                 ---------------
   Total Liabilities                                                  19,679,283
                                                                 ---------------
NET ASSETS ...................................................   $59,047,110,624
                                                                 ===============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
   59,052,477,584 shares issued and outstanding ..............   $    59,052,478
Capital paid in excess of par ................................    58,993,431,548
Accumulated net realized loss on investments .................        (5,373,402)
                                                                 ---------------
Net Assets ...................................................   $59,047,110,624
                                                                 ===============
Net asset value, offering, and redemption price per share ....   $          1.00
                                                                 ===============

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest ......................................................   $1,629,727,624
                                                                  --------------
EXPENSES:
Default insurance policy fee ..................................        5,442,117
Advisory fee ..................................................        5,319,667
Administration fee ............................................        2,279,857
Custodian fee .................................................        1,063,933
Transfer agent fee ............................................          455,972
Insurance expense .............................................          183,368
Trustees fee ..................................................           60,747
Legal fee .....................................................           26,431
Audit fee .....................................................           18,496
Miscellaneous expense .........................................           10,413
                                                                  --------------
Total expenses ................................................       14,861,001
                                                                  --------------
Net investment income .........................................    1,614,866,623
                                                                  --------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................          437,294
                                                                  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........   $1,615,303,917
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2007         YEAR ENDED
                                                                 (UNAUDITED)      DECEMBER 31, 2006
                                                              -----------------   -----------------
FROM OPERATIONS:
Net investment income .....................................   $   1,614,866,623   $   2,777,301,877
Net realized gain (loss) on investments ...................             437,294           4,634,008
                                                              -----------------   -----------------
Net increase in net assets resulting from operations ......       1,615,303,917       2,781,935,885
                                                              -----------------   -----------------
DISTRIBUTIONS FROM:
Net investment income .....................................      (1,614,866,623)     (2,777,301,877)
                                                              -----------------   -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold .................................     211,913,774,754     358,392,895,370
Cost of redemptions .......................................    (207,666,369,484)   (345,134,781,685)
                                                              -----------------   -----------------
Net increase in net assets from Fund share transactions ...       4,247,405,270      13,258,113,685
                                                              -----------------   -----------------
Net increase in net assets ................................       4,247,842,564      13,262,747,693

NET ASSETS:
Beginning of period .......................................      54,799,268,060      41,536,520,367
                                                              -----------------   -----------------
End of period .............................................   $  59,047,110,624   $  54,799,268,060
                                                              =================   =================
Undistributed net investment income .......................   $               0   $               0
                                                              =================   =================

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED
                                        JUNE 30,                    FOR YEARS ENDED DECEMBER 31,
                                          2007      -------------------------------------------------------------
                                      (UNAUDITED)     2006        2005            2004          2003       2002
                                      -----------   --------   --------         --------      --------   --------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning
   of period ......................   $ 1.0000      $ 1.0000   $ 1.0000         $ 1.0000      $ 1.0000   $ 1.0000
                                      --------      --------   --------         --------      --------   --------
Net investment income .............     0.0264        0.0501     0.0323           0.0137        0.0118     0.0192
Distributions from net
   investment income ..............    (0.0264)      (0.0501)   (0.0323)         (0.0137)      (0.0118)   (0.0192)
Distributions from net
   realized gain on investments ...         --            --         --          (0.0000)(c)        --         --
                                      --------      --------   --------         --------      --------   --------
   Total distributions ............    (0.0264)      (0.0501)   (0.0323)         (0.0137)      (0.0118)   (0.0192)
                                      --------      --------   --------         --------      --------   --------
Net increase from
   investment operations ..........     0.0000        0.0000     0.0000           0.0000        0.0000     0.0000
                                      --------      --------   --------         --------      --------   --------
Net asset value,
   end of period ..................   $ 1.0000      $ 1.0000   $ 1.0000         $ 1.0000      $ 1.0000   $ 1.0000
                                      ========      ========   ========         ========      ========   ========
TOTAL INVESTMENT RETURN (A) .......       2.67%         5.12%      3.28%(d)         1.38%(d)      1.18%      1.94%

RATIOS AND SUPPLEMENTAL DATA:

Ratio of net expenses to average
   net assets .....................       0.05%(e)      0.05%      0.05%(b)(e)      0.04%(b)      0.05%      0.05%
Ratio of net investment income
   to average net assets ..........       5.31%(e)      5.03%      3.24%            1.36%         1.16%      1.92%
Net assets, end of period
   (in millions) ..................   $ 59,047      $ 54,799   $ 41,537         $ 47,904      $ 46,965   $ 23,606

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b) This reflects the impact of a voluntary fee waiver by SSgA Funds Management, Inc. ("SSgA FM") and State Street Bank and Trust Company ("State Street") during the years ended December 31, 2005 and December 31, 2004. If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)  Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees.

(e)  Annualized.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act.

Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

DISTRIBUTIONS PAID FROM:

                                 ORDINARY INCOME

     2006             2005
--------------   --------------
$2,777,301,877   $1,526,916,942

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED          LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS      TOTAL
---------------   --------------   --------------   -------------   -----------
      $--               $--              $--         $(5,810,696)   $(5,810,696)

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2006, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $3,798,876, expiring in 2012 and $2,011,820, expiring in 2013.

During the year ended December 31, 2006, the Fund utilized capital loss carryforwards of $4,634,008.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

5. FINANCIAL GUARANTY INSURANCE POLICY

Effective June 10, 2005, the Trust entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with Ambac Assurance Corporation. The Default Insurance Policy provided limited coverage for certain loss events involving money market instruments held by the Fund. These loss events included non-payment of principal or interest, failure to recover repurchase agreement acquisition price and resale premium, or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy was subject to an aggregate loss limitation of $585 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy did not cover losses resulting from changes in interest rates or other market developments. The Fund has made no claims under the Default Insurance Policy. Based on an analysis of policy provisions, the absence of claims and the cost to the Fund of maintaining the Default Insurance Policy, it was determined not to renew the Default Insurance Policy, effective June 30, 2007, its expiration date.

6. BENEFICIAL INTEREST

At June 30, 2007, six mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 44.20% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7. RECENT ACCOUNTING PRONOUNCEMENT:

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued by the Financial Accounting Standards Board and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SSgA FM is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     GENERAL BACKGROUND

     SSgA Funds Management, Inc. ("SSgA FM") serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the "Fund") pursuant to an advisory agreement dated May 1, 2001 ("Advisory Agreement"), between SSgA FM and the State Street Navigator Securities Lending Trust (the "Trust"). Under the Advisory Agreement, SSgA FM directs the Fund's investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund's average daily net assets. The Board of Trustees (the "Board") is legally required to review and reapprove the Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund's investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management. The Board periodically meets with SSgA FM's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

     APPROVAL PROCESS

     The Board, which consists entirely of trustees who are not "interested persons" of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on March 19, 2007 at which they were all present in person (the "Meeting"). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund's investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any "fall-out" financial benefits that SSgA FM or any of its affiliates may receive.

     To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and SSgA FM's securities portfolio execution process; (3) a report of SSgA FM's profitability of providing advisory services to the Fund for the years 2004, 2005 and 2006; (4) SSgA FM's updated registration under the Investment Advisers Act of 1940 on Form ADV; and
(5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. ("Lipper"), comparing the Fund's performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size. The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel. In order to assure Lipper's independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

     In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

     The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

     The Board reviewed the terms of the Advisory Agreement and reviewed the Fund's fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management's position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors.

     The Board also considered SSgA FM's profitability report and certain limiting factors with respect to increasing economies of scale. The Board recognized SSgA FM's position that, while the Fund has realized some economies of scale, as the Fund has grown over the years, the portfolio management and support infrastructure at SSgA FM have expanded with the asset growth, including expanding the overall securities monitored and reviewed from a potential investment and credit worthiness perspective and the overall holdings in the Fund itself. The Board also recognized SSgA FM's position with respect to other limiting factors not based purely on economics, such as capacity and size considerations and the increasing overall regulatory risk of managing mutual funds in general and money market assets in particular.

     The Board considered SSgA FM's qualifications and experience with the Trust. In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board noted that, under the Advisory Agreement, SSgA FM is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, for providing necessary and appropriate reports and information to the Board, for maintaining all necessary books and records pertaining to the Fund's securities transactions, and for furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board also noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSgA FM's senior management, including those individuals responsible for the investment and compliance operations of the Fund. They also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund's compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions. The Board also considered information about SSgA FM's overall investment management business, noting that SSgA FM serves a wide range of clients across a broad spectrum of asset classes and had approximately $121 billion in assets under management as of December 31, 2006. Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its parent, State Street Corporation, with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

     The Investment Performance of the Trust and SSgA FM

     In evaluating the investment performance of the Trust and SSgA FM, the Board relied upon information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year. The Board reviewed the performance of the Fund versus the Lipper-generated peer group, consisting of ten other institutional money market funds with assets ranging from approximately $14 billion to approximately $55 billion (the "Lipper Peer Group"), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the "Lipper Universe"), and determined that the Fund had outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods and since the Fund's inception. On the basis of this review, the Board concluded that the Fund's performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

     The Cost of the Services to be provided and Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

     The Board reviewed an expense comparison report prepared by Lipper. The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratios of the Fund were lowest of the Lipper Peer Group. The Board also noted that, although the Fund's "non-management expense" were at the median for the Lipper Peer Group, a large portion of the non-management expenses consisted of the premium for the Trust's default insurance policy that provides insurance coverage for specified types of losses on certain money market instruments held by the Fund. The Board concluded that the management fees and total expenses of the Fund are reasonable. The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust's relationship with SSgA FM's affiliate, State Street Bank and Trust Company ("State Street"), in its role as administrator, transfer agent and custodian for the Trust. The Board had been provided with data on the Fund's profitability to SSgA FM for the years 2004, 2005 and 2006 and aggregated data on the profitability to State Street for serving as custodian, transfer agent and administrator of the Fund in 2006. The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. Concluding that these methodologies were reasonable, and after extensive discussion and analysis the Board determined that, to the extent that SSgA FM's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability for 2006 was in no case such as to render the advisory fee excessive. The Board further determined that, to the extent that SSgA FM derives other benefits from its relationship with the Trust, those benefits are not so significant as to render SSgA FM's fees excessive.

     The Extent to Which Economies of Scale Would Be Realized as the Trust Grows and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Trust's Investors

     The Board considered certain limiting factors described by SSgA FM with respect to additional economies of scale, including the increased number of the Fund's portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the overall securities monitored and reviewed from a potential investment and credit worthiness perspective. The Board considered that SSgA FM and the Board had previously discussed the propriety of instituting breakpoints in the Fund's management fee but that SSgA FM had noted that its fee is already less than any known fee charged by a competitor to advise a money market fund approaching the size of the Fund. The Board concluded that the Fund's advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as Fund assets grow.

     APPROVAL

     The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single factor as controlling. Based on the Board's evaluation of all the factors that it deemed relevant, the Board concluded that:
SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

                                    TRUSTEES
                                Michael A. Jessee
                             George J. Sullivan Jr.
                                  Peter Tufano

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                                 125 High Street
                                Boston, MA 02110

                               INVESTMENT ADVISER
                           SSgA Funds Management, Inc.
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

                                  LEGAL COUNSEL
                               GoodwinProcter LLP
                                 53 State Street
                                 Exchange Place
                                Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                                Boston, MA 02111

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

  This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Navigator Securities Lending Trust


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: September 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: September 13, 2007